Defined Contribution Benefit Plan - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Retirement Benefits [Abstract]
Matching contributions	$ 152	$ 21